Business and Basis of Presentation (Unearned Revenue Reserves) (Details) - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021	Jan. 01, 2021	Dec. 31, 2020
Liability for Future Policy Benefit, Expected Future Policy Benefit [Roll Forward]
Balance prior to transition	$ 12,664,445	$ 11,660,527		$ 10,878,087
Unwinding amounts related to unrealized investment gains and losses and other activity		(223,185)		53,125
Less: Reinsurance recoverable	12,458,184	11,419,340
Balance after transition, net of reinsurance recoverable	$ 206,261	$ 241,187
Variable / Universal Life | Policyholder Contract Deposit
Liability for Future Policy Benefit, Expected Future Policy Benefit [Roll Forward]
Balance prior to transition			$ 1,745,268
Less: Reinsurance recoverable			751,517
Balance after transition, net of reinsurance recoverable			993,751
Variable / Universal Life | As Previously Reported | Policyholder Contract Deposit
Liability for Future Policy Benefit, Expected Future Policy Benefit [Roll Forward]
Balance prior to transition				$ 1,377,669
Variable / Universal Life | Changes in benefit reserves | Policyholder Contract Deposit
Liability for Future Policy Benefit, Expected Future Policy Benefit [Roll Forward]
Unwinding amounts related to unrealized investment gains and losses and other activity			$ 367,599